Fair Value (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified					12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Other Nonmarketable Securities [Member]	Mar. 31, 2013 Other Nonmarketable Securities [Member]	Mar. 31, 2014 Hedge Funds [Member] Minimum [Member]	Mar. 31, 2014 Hedge Funds [Member] Maximum [Member]	Mar. 31, 2014 Private Equity Funds [Member]	Mar. 31, 2014 Real Estate Funds [Member]
Fair Value [Line Items]
Advance notice period of redeemable investment, day					30 days	90 days
Estimated period of underlying investments that would be liquidated, year							10 years	4 years
Carrying value of investment securities not practical to estimate fair value			¥ 549	¥ 504
Carrying amounts of investments in equity method investees	¥ 1,620	¥ 1,274